Related Party Transactions (Tables)	8 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Accounts Payable and Other Current Liabilities	The following is a summary of related party accounts payable and other current liabilities (in thousands):
September 30, 2024
Paragon reimbursable Option Agreements’ fees	$6,140
Paragon reimbursable other research expenses	146
Paragon reimbursable patent expenses	71
$6,357